Investee Companies (Details) - Schedule of investee companies by percentage of ownership, country of incorporation and status	12 Months Ended
Dec. 31, 2022
Brenmiller Energy NL B.V. [Member]
Investee Companies (Details) - Schedule of investee companies by percentage of ownership, country of incorporation and status [Line Items]
Ownership percentage	100.00%
Country of incorporation	The Netherlands
Status	Established on April 26, 2022; in early stages of operations
Brenmiller Energy (Rotem) Ltd. [Member]
Investee Companies (Details) - Schedule of investee companies by percentage of ownership, country of incorporation and status [Line Items]
Ownership percentage	100.00%
Country of incorporation	Israel
Status	Ceased operations in 2022 (Note 8C)
Hybrid Bio-Sol 10 Ltd. [Member]
Investee Companies (Details) - Schedule of investee companies by percentage of ownership, country of incorporation and status [Line Items]
Ownership percentage	100.00%
Country of incorporation	Israel
Status	Not yet commenced operations
Brenmiller Energy U.S. Inc. [Member]
Investee Companies (Details) - Schedule of investee companies by percentage of ownership, country of incorporation and status [Line Items]
Ownership percentage	100.00%
Country of incorporation	United States
Status	Inactive
Rani Zim Sustainable Energy Ltd. [Member]
Investee Companies (Details) - Schedule of investee companies by percentage of ownership, country of incorporation and status [Line Items]
Ownership percentage	45.00%	[1]
Country of incorporation	Israel	[1]
Status	Inactive	[1]

[1]	On December 21, 2021, the Company, Rani Zim (a shareholder), a Company owned by one of the Company’s directors and an unrelated party, signed an agreement for the establishment of a new company (incorporated on January 4, 2022), of which the Company and Rani Zim each hold 45% of its shares. The new company was formed as a joint venture that is jointly controlled by the above two main shareholders (“the JV”), and was intended to engage in promoting and marketing energy solutions in the Israeli market. In April 2022, the parties have agreed to put the operations of the JV on hold until further notice.